Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 295	$ 241	$ 376	$ 335	$ 317
Realized gains (losses) on securities	6	(18)	(9)	(16)	35
Earnings before income taxes	301	223	367	319	352
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	289	239	371	333	318
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 6	$ 2	$ 5	$ 2	$ (1)